INCOME TAXES - Schedule of Effective Income Tax Rate Based on Consolidated Statements of Operations Differs From U.S. Statutory Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES [Abstract]
U.S. statutory federal income tax rate	21.00%
U.S. statutory federal income tax of 21%	$ (44,142)	$ 35,066	$ 77,296
Partnership income not subject to tax	40,115	(60,382)	(91,436)
Tax impact of foreign operations	42,970	42,898	28,105
UK ORIP Tax	2,894	1,215	859
Provision to return	1,333	2,145	(983)
Permanent differences	2,863	2,029	(4,404)
Nondeductible officers compensation	7,943	4,465	0
Equity method investments	435	(2,686)	(2,391)
Third party ownership reversal	0	(167)	(1,087)
Opening balance remeasurement	0	4,270	0
Valuation allowance	20,551	(1,180)	(2,141)
Unrecognized tax benefits	2,428	3,836	9,576
U.S. state and local taxes	(7,921)	176	788
Foreign tax credit, net of expiration	(25,606)	0	0
Other	(6,608)	1,511	1,713
Total provision for income taxes	$ 37,255	$ 33,196	$ 15,895